8. Subsequent Events (Details)	1 Months Ended	3 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012	Nov. 29, 2012	Nov. 26, 2012	Jun. 30, 2012
Subsequent Events [Abstract]
Stock Issued During Period, Shares, Issued for Cash		50,000	10,000,000
Equity Method Investment, Ownership Percentage	100.00%			100.00%	73.00%	100.00%	73.00%	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	47,142,858